Investment properties (Details 2) - ARS ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Investment Property	$ 44,615	$ 26,034
Cordoba Shopping [Member]
Statement [Line Items]
Investment Property	$ 44,615	$ 26,034